CONSOLIDATED BALANCE SHEETS - CONTINUED (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Accounts Payable, Related Parties, Current	$ 3,000	$ 55,000
Preferred Stock, Par or Stated Value Per Share	$ 10	$ 10
Preferred Stock, Liquidation Preference, Value	$ 100	$ 100
Preferred Stock, Shares Authorized	100	100
Preferred Stock, Shares Issued	1	1
Preferred Stock, Shares Outstanding	1	1
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Outstanding	5,131,934	5,131,934